Right-of-use assets (Details) - CHF (SFr)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Right-of-use assets
Opening amount	SFr 33,530
Closing amount	75,721	SFr 33,530
Properties
Right-of-use assets
Opening amount	33,530	41,578
Additions	77,024
Depreciation charge	(34,833)	(8,048)
Closing amount	75,721	33,530
Properties | Cost
Right-of-use assets
Opening amount	111,642
Closing amount	188,666	111,642
Properties | Accumulated depreciation
Right-of-use assets
Opening amount	(78,112)
Closing amount	SFr (112,945)	SFr (78,112)